Annual Fund Operating Expenses - Class A - Thrivent Municipal Bond Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.40%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.74%